Summary of Significant Accounting Policies - Exchange Rates of Key Currencies (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Euro (EUR)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.1050	1.0666
Annual average rate	1.0814	1.0542	1.1832
Pound Sterling (GBP)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.2715	1.2026
Annual average rate	1.2435	1.2376	1.3758
Swiss Franc (CHF)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.1933	1.0832
Annual average rate	1.1133	1.0486	1.0940
Japanese Yen (JPY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.0071	0.0076
Annual average rate	0.0071	0.0077	0.0091
Chinese Yuan (CNY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.1408	0.1450
Annual average rate	0.1413	0.1489	0.1550